Consolidated Statements of Changes in Temporary Equity and Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total	PIPE [Member]	Additional Equity Offering [Member]	Reverse Capitalization [Member]	Preference Shares [member]	Preference Shares [member] Reverse Capitalization [Member]	Common shares [member]	Common shares [member] Common Class B [Member]	Common shares [member] Common Stock Other Than B Shares [Member]	Common shares [member] Common Stock Other Than B Shares [Member] PIPE [Member]	Common shares [member] Common Stock Other Than B Shares [Member] Additional Equity Offering [Member]	Common shares [member] Common Stock Other Than B Shares [Member] Reverse Recapitalization [Member]	Common shares [member] Common Stock Other Than B Shares [Member] Reverse Capitalization [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] PIPE [Member]	Additional Paid-in Capital [Member] Additional Equity Offering [Member]	Additional Paid-in Capital [Member] Reverse Recapitalization [Member]	Additional Paid-in Capital [Member] Reverse Capitalization [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Reverse Capitalization [Member]	Accumulated Other Comprehensive Income [member]	Accumulated Other Comprehensive Income [member] Reverse Capitalization [Member]
Beginning Balance, Temporary Equity at Dec. 31, 2018					$ 284,403	$ 284,403
Beginning Balance, Temporary Equity (Shares) at Dec. 31, 2018					213,657,244	213,657,244
Beginning Balance, Permanent Equity at Dec. 31, 2018	$ (23,263)			$ (23,263)					$ 23			$ 654	$ 677	$ 2,315			$ (654)	$ 1,661	$ (22,490)	$ (22,490)	$ (3,111)	$ (3,111)
Beginning Balance, Permanent Equity (Shares) at Dec. 31, 2018									1,812,601			65,953,736	67,766,337
Net loss	(40,207)																		(40,207)
Foreign currency translation adjustment	10,351																				10,351
Issuance of preference shares, Temporary Equity					$ 6,080
Issuance of preference shares, Temporary Equity (Shares)					4,904,075
Preferred share accretion, Temporary Equity					$ 28,322
Preferred share accretion, Permanent Equity	(28,322)																		(28,322)
Issuance of shares	79								$ 23					56
Issuance of shares (Shares)									2,273,905
Ending Balance, Temporary Equity at Dec. 31, 2019					$ 318,805
Ending Balance, Temporary Equity (Shares) at Dec. 31, 2019					218,561,319
Ending Balance, Permanent Equity at Dec. 31, 2019	(81,362)								$ 700					1,717					(91,019)		7,240
Ending Balance, Permanent Equity (Shares) at Dec. 31, 2019									70,040,242
Net loss	(30,348)																		(30,348)
Foreign currency translation adjustment	4,153																				4,153
Preferred share accretion, Temporary Equity					$ 31,870
Preferred share accretion, Permanent Equity	(31,870)																		(31,870)
Ending Balance, Temporary Equity at Dec. 31, 2020	$ 350,675				$ 350,675
Ending Balance, Temporary Equity (Shares) at Dec. 31, 2020	218,561,319				218,561,319
Ending Balance, Permanent Equity at Dec. 31, 2020	$ (139,427)								$ 700					1,717					(153,237)		11,393
Ending Balance, Permanent Equity (Shares) at Dec. 31, 2020									70,040,242
Net loss	(592,753)																		(592,753)
Foreign currency translation adjustment	(11,566)																				(11,566)
Preferred share accretion, Temporary Equity					$ 11,327
Preferred share accretion, Permanent Equity	(11,327)																		(11,327)
Merger recapitalization	49,938				$ (362,002)				$ 96					49,842
Merger recapitalization (Shares)					(218,561,319)				9,547,104
Merger and PIPE financing, net of equity issuance costs of $38,215		$ 481,857								$ 675					$ 481,182
Merger and PIPE financing, net of equity issuance costs of $38,215 (Shares)										67,498,704
Issuance of common stock in connection with additional equity offering, net of equity issuance costs of $9,293	237,707		$ 17,067						$ 130		$ 9			237,577		$ 17,058
Issuance of common stock in connection with additional equity offering, net of equity issuance costs of $9,293 (Shares)									13,000,000		928,447
Issuance of common stock in connection with the business combinations	110,491								$ 61					110,430
Issuance of common stock in connection with the business combinations (Shares)									6,106,232
Stock-based compensation	466,306													466,306
Vesting of restricted shares	1,467								$ 227					1,240
Vesting of restricted shares (Shares)									22,650,546
Issuance of shares	2							$ 2
Issuance of shares (Shares)							7,668,381	18,500,000
Issuance of common stock in connection with warrant redemptions (Shares)									3,814,350
Issuance of common stock in connection with warrant redemptions	96,416								$ 38					96,378
Ending Balance, Temporary Equity at Dec. 31, 2021	$ 0
Ending Balance, Temporary Equity (Shares) at Dec. 31, 2021	0
Ending Balance, Permanent Equity at Dec. 31, 2021	$ 706,178							$ 2	$ 1,936					$ 1,461,730					$ (757,317)		$ (173)
Ending Balance, Permanent Equity (Shares) at Dec. 31, 2021								18,500,000	193,585,625